SHARE-BASED COMPENSATION - Stock Option Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Options
Exercised (in shares)		0	0
Stock options
Options
Outstanding at the beginning of the period (in shares)	1,016,997	1,181,954	1,441,727
Awarded (in shares)	199,618	30,000	476,106
Exercised (in shares)	(58,610)
Outstanding at the end of the period (in shares)	1,158,005	1,016,997	1,181,954	1,441,727
Options exercisable at end of period (in shares)	938,300	919,396
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 5.03	$ 7.43	$ 8.76
Awarded (in dollars per share)	1.06	0.54	1.40
Exercised (in dollars per share)	0.90
Outstanding at the end of the period (in dollars per share)	4.06	5.03	$ 7.43	$ 8.76
Options exercisable at end of period (in dollars per share)	$ 4.70	$ 5.50
Aggregate intrinsic value
Outstanding at the end of the period	$ 396,462			$ 8,327
Options exercisable at period end	$ 304,759
Weighted average remaining contractual term (years)
Outstanding at the end of the period	2 years 3 months 15 days	3 years 2 months 9 days	3 years 4 months 21 days	3 years 1 month 21 days
Options exercisable at period end	1 year 10 months 6 days	3 years